Fair Value (Details 5) (Nonrecurring basis, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Total gains (losses) on assets measured at estimated fair values on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	$ 688	$ (841)	$ 132	$ 784	$ (2,908)	$ (70)
Total gains on assets measured at estimated fair values on a nonrecurring basis	688	(841)	132	784
Mortgage servicing rights
Additional disclosures
Note basis points used for grouping of fixed-rate mortgage loan pools for impairment analysis			0.50%		0.50%
Maximum initial interest rate threshold for grouping of adjustable rate mortgage loans into a single pool for impairment analysis			4.50%		4.50%
Mortgage servicing rights | Minimum
Additional disclosures
Interest rate threshold for grouping of fixed-rate mortgage loans into pools for impairment analysis			3.00%		3.00%
Mortgage servicing rights | Maximum
Additional disclosures
Interest rate threshold for grouping of fixed-rate mortgage loans into pools for impairment analysis			4.50%		4.50%
Total
Financial statement items measured at fair value on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	67,465		67,465		51,180	6,426
Total assets	67,465		67,465		51,180	6,426
Level 3
Financial statement items measured at fair value on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	67,465		67,465		51,180	6,426
Total assets	$ 67,465		$ 67,465		$ 51,180	$ 6,426